Acquisitions and Divestitures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 01, 2011 Chassis Systems [Member]	Dec. 31, 2011 Chassis Systems [Member]
Business Acquisition [Line Items]
Gain on business acquisition	$ 0	$ 7	$ 0	$ 9
Additional Liabilities					2
Proceeds from sale of business					40
Business divestiture recognized net gains					$ 11